Related Party Transactions - Schedule of Related Party Accounts Payable and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Paragon reimbursable Option Agreements’ fees [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	$ 1,482
Paragon milestone payments for Option Agreement [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	4,000
Paragon reimbursable other research expenses [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	515
Paragon reimbursable patent expenses [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	25
Related Party [Member]
Schedule of Related Party Accounts Payable and Other Current Liabilities [Line Items]
Related party accounts payable and other current liabilities	$ 6,022